Annual Total Returns - Macquarie Tax-Free Colorado Fund - Class A	Aug. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	11.58%
2015	3.36%
2016	0.64%
2017	5.53%
2018	0.60%
2019	6.88%
2020	4.88%
2021	3.26%
2022	(11.66%)
2023	7.61%